COMMITMENTS AND CONTINGENCIES (Details 1)	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 113,634
2020	108,792
2021	108,312
2022	106,872
2023	106,872
Total	$ 544,482